Acquisitions - Parllay - Identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Acquisitions
Goodwill		$ 81,674	$ 74,419
Parllay
Acquisitions
Cash consideration	$ 1,825
Intangible assets	279
Deferred tax liabilities	(70)
Total identifiable net assets acquired	209
Goodwill	$ 1,616